GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Narrative) (Details) $ in Millions	1 Months Ended	6 Months Ended
	Feb. 29, 2020 USD ($)	Jun. 30, 2021 vessel	Jun. 30, 2020 USD ($) vessel
Other Income And Expenses
Number of vessels sold		0
Gain recorded in relation to sale of vessels | $			$ 2.3
Front Hakata
Other Income And Expenses
Number of vessels sold			1
Gain recorded in relation to sale of vessels | $	$ 1.4
Sea Cheetah, Sea Jaguar, Sea Halibut, Sea Pike and Sea Leopard
Other Income And Expenses
Number of vessels sold			5